LEASES - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
Current portion of operating lease liabilities	¥ 899,818	$ 123,275	¥ 780,164
Non-current portion of operating lease liabilities	3,779,293	517,761	3,270,759
Current portion of finance lease liabilities	208,299	28,537	115,806
Non-current portion of finance lease liabilities	¥ 1,532,309	$ 209,925	¥ 1,159,525